Material Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£) Segment	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Accumulated deficit		£ (207,706,000)	£ (207,706,000)	£ (180,573,000)
Cash flows used in operating activities			(26,439,000)	(23,158,000)	£ (23,824,000)
Cash and cash equivalents		17,225,000	17,225,000	41,912,000	£ 60,264,000	£ 87,356,000
Accrued clinical trial expenses		6,200,000	6,200,000	6,600,000
Accrued investigator fees		4,800,000	4,800,000	4,200,000
Prepayments for clinical trial expenses		1,000,000	1,000,000	1,800,000
Accrued contracted manufacturing expense		400,000	400,000	400,000
Prepayments for contracted manufacturing expenses		41,000	£ 41,000	100,000
Number of operating segment | Segment			1
Cash at banks maturity period			three months or less
Legal proceedings provision		£ 0	£ 0	£ 4,100,000
Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation method			Straight-line
Maximum [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%	26.97%
Maximum [member] | Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation rate			5 years
Bottom Of Range [Member] | Right of Use Assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Depreciation rate			2 years
Patents [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Amortization rate			20 years